Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 679,000
Previously Paid Amount	0.00
Total Fee Amount	93.77
Total Offset Amount	0.00
Net Fee	93.77
Narrative - Max Aggregate Offering Price	$ 679,000
Final Prospectus	true